PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2023
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

18.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

Provision for income taxes consists of the following for the years ended December 31, 2023 and 2022:

	2023	2022
Current:
Federal	$7,368,805	$5,549,824
State	1,062,245	1,603,117
Total Current	8,431,050	7,152,941
Deferred:
Federal	939,848	(7,949,438)
State	572,484	(3,588,657)
Total Deferred	1,512,332	(11,538,095)
Total Provision for Income Taxes	$9,943,382	$(4,385,154)

As of December 31, 2023 and 2022, the components of deferred tax assets and liabilities were as follows:

	2023	2022
Deferred Tax Assets:
Allowance for Doubtful Accounts	$892,689	$998,674
Inventory Reserve	542,715	99,060
Accrued Expenses	1,168,320	183,965
Other	668,090	—
Operating Lease Liabilities	3,284,630	1,931,799
Stock-based Compensation	5,276,968	4,329,608
Loss on Disposal of Subsidiary	1,720,979	1,600,209
Operating Losses	39,874,330	39,244,750
Property and Equipment and Depreciation	3,999,252	86,553
Total Deferred Tax Assets	57,427,973	48,474,618
Valuation Allowance	(48,439,015)	(36,303,097)
Net Deferred Tax Assets	$8,988,958	$12,171,521

18.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

	2023	2022
Deferred Tax Liabilities:
Property, Plant & Equipment	$(6,329,953)	$(8,750,472)
Right-of-Use Assets	(2,659,005)	(1,908,717)
Total Deferred Tax Liabilities	(8,988,958)	(10,659,189)
Net Deferred Tax Assets (Liabilities)	$—	$1,512,332

The reconciliation between the effective tax rate on income and the statutory tax rate is as follows for the years ended December 31, 2023 and 2022:

	2023	2022
Income Tax Benefit at Federal Rate	$(18,504,695)	$(7,804,993)
State Taxes and Fees	(1,436,069)	(6,422,079)
IRS Section 280E Disallowance	6,128,449	1,624,120
Uncertain Tax Position	2,138,468	463,647
Over Accrual of Prior Year Taxes	(2,105,987)	123,775
Change in Valuation Allowance	12,135,919	13,714,557
Change in Fair Value of Contingent Consideration	5,123,793	(7,265,518)
Return to Provision	(2,409,640)	—
Other Adjustments	138,838	—
Impairment Expense	8,240,406	1,228,662
Other Permanent Differences	493,900	(47,325)
Reported Income Tax Expense	$9,943,382	$(4,385,154)

The Company has used a discrete effective tax rate method to calculate taxes for the years ended December 31, 2023 and 2022. The Company determined that since small changes in estimated ordinary income would result in significant changes in the estimated annual effective tax rate, the historical method would not provide a reliable estimate for the fiscal years ended December 31, 2023 and 2022.

As the Company operates in the legalized cannabis industry, it is subject to the limits of IRC Section 280E (“Section 280E”) for U.S. federal income tax purposes under which the Company is only allowed to deduct expenses directly related to the cost of goods sold of its product. This results in permanent differences between ordinary and necessary business expenses deemed nonallowable under Section 280E, whereas the Company deducts all operating expenses on its state tax returns for which there is no comparable provision of Section 280E under the California Revenue and Taxation Code.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

18.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for years ended December 31, 2023 and 2022 is as follows:

	2023	2022
Balance at Beginning of Year	$2,800,823	$1,449,046
IRS Section 280E Positions Acquired	—	888,130
IRS Section 280E Positions	2,642,995	463,647
Balance at End of Year	$5,443,818	$2,800,823

The Company has determined that the tax impact of its corporate overhead allocation was not more likely than not to be sustained on the merits as required under ASC 740 “Income Taxes” due to the evolving interpretations of Section 280E. As a result, the Company included in the balance of total unrecognized tax benefits as of December 31, 2023 and 2022, potential benefits of $5,443,818 and $2,800,823, respectively, that, if recognized, would impact the effective tax rate on income from operations. Unrecognized tax benefits that reduce a net operating loss, similar to tax loss or tax credit carryforwards, are presented as a reduction to deferred income taxes.

The Company’s evaluation of tax positions was performed for those tax years which remain open to for audit. The Company may from time to time, be assessed interest or penalties by the taxing authorities, although any such assessments historically have been minimal and immaterial to the Company’s financial results. In the event the Company is assessed for interest and/or penalties, such amounts will be classified as income tax expense in the financial statements.

As of December 31, 2023, the Company’s federal tax returns since 2020 and state tax returns since 2019 are still subject to adjustment upon audit. The 2019 federal tax returns of Natural Healing Center LLC (pre-acquisition) are currently under IRS examination. No other tax returns are currently being examined by any taxing authorities. While it is reasonably possible that certain portions of the unrecognized tax benefit may change from a lapse in applicable statute of limitations, it is not possible to reasonably estimate the effect of any amount of such a change to previously recorded uncertain tax positions in the next 12 months.